Debt - Debt Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt [Line Items]
Total debt	$ 981,458	$ 1,373,062
Less current portion and short-term notes	35,201	273,608
Long-term debt	946,257	1,099,454
5.75% debentures due November 2040 [Member]
Debt [Line Items]
Total debt	604,520	604,688
4.375% debentures due November 2021 [Member]
Debt [Line Items]
Total debt	249,106	248,991
9.2% debentures due August 2021 [Member]
Debt [Line Items]
Total debt	4,321	4,321
5.625% debentures due November 2016 [Member]
Debt [Line Items]
Total debt	75,165	75,129
6.5% debentures due November 2013 [Member]
Debt [Line Items]
Total debt	0	118,358
Term loan, due November 2014 [Member]
Debt [Line Items]
Total debt	0	135,000
Commercial paper, average rate of 0.37% in 2013 and 0.37% in 2012
Debt [Line Items]
Commercial paper	0	152,000
Foreign denominated debt, average rate of 4.4% in 2013 and 5.5% in 2012
Debt [Line Items]
Total debt	35,268	20,358
Other notes [Member]
Debt [Line Items]
Total debt	$ 13,078	$ 14,217